Schedule of property and equipment rollforward (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	R$ 7,476,000,000	R$ 14,652,000,000	R$ 4,655,000,000
Additions	3,334,000,000	2,788,000,000	1,997,000,000
Write-offs	(103,000,000)	(833,000,000)	(362,000,000)
Depreciation	(666,000,000)	(1,262,000,000)	(457,000,000)
Transfers and others	(349,000,000)	(91,000,000)	44,000,000
Property and equipment, ending	10,320,000,000	7,476,000,000	14,652,000,000
Lease modification	628,000,000	621,000,000	138,000,000
Currency translation adjustment		1,970,000,000	140,000,000
Corporate restructuring		135,000,000
Discontinued operation		(10,504,000,000)
Additions from business acquired			8,497,000,000
[custom:PropertyPlantAndEquipment1-1]	10,504,000,000
ConversionAdjustmentToReportingCurrency1		24,000,000
[custom:PropertyPlantAndEquipment1-2]		10,504,000,000
Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,429,000,000	3,495,000,000	1,060,000,000
Additions	901,000,000	1,240,000,000	685,000,000
Write-offs	(92,000,000)	(589,000,000)	(28,000,000)
Depreciation	(249,000,000)	(516,000,000)	(145,000,000)
Transfers and others	3,000,000	5,000,000	(4,000,000)
Property and equipment, ending	3,620,000,000	2,429,000,000	3,495,000,000
Lease modification	628,000,000	621,000,000	138,000,000
Currency translation adjustment		412,000,000	34,000,000
Corporate restructuring		(4,000,000)
Discontinued operation		(2,235,000,000)
Additions from business acquired			1,755,000,000
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	481,000,000	2,766,000,000	348,000,000
Additions	207,000,000	61,000,000	76,000,000
Write-offs	(2,000,000)	(32,000,000)
Depreciation
Transfers and others	(116,000,000)	(70,000,000)	25,000,000
Property and equipment, ending	570,000,000	481,000,000	2,766,000,000
Currency translation adjustment		541,000,000	40,000,000
Corporate restructuring		146,000,000
Discontinued operation		(2,931,000,000)
Additions from business acquired			2,277,000,000
[custom:AdditionsOtherThanThroughBusinessCombinationsPropertyPlantAndEquipment12]			1,312,000,000
Land [member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		3,000,000
Property and equipment, ending			3,000,000
Discontinued operation		(3,000,000)
Additions from business acquired			3,000,000
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	609,000,000	3,829,000,000	583,000,000
Additions	258,000,000	78,000,000	231,000,000
Write-offs	(4,000,000)	(85,000,000)
Depreciation	(15,000,000)	(121,000,000)	(25,000,000)
Transfers and others	(192,000,000)	(139,000,000)	56,000,000
Property and equipment, ending	656,000,000	609,000,000	3,829,000,000
Currency translation adjustment		704,000,000	49,000,000
Discontinued operation		(3,657,000,000)
Additions from business acquired			2,935,000,000
Buildings [member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,423,000,000	3,449,000,000	1,053,000,000
Additions	885,000,000	1,217,000,000	670,000,000
Write-offs	(92,000,000)	(588,000,000)	(28,000,000)
Depreciation	(244,000,000)	(501,000,000)	(140,000,000)
Transfers and others	4,000,000	2,000,000	(3,000,000)
Property and equipment, ending	3,604,000,000	2,423,000,000	3,449,000,000
Lease modification	628,000,000	628,000,000	138,000,000
Currency translation adjustment		403,000,000	32,000,000
Corporate restructuring		(4,000,000)
Discontinued operation		(2,183,000,000)
Additions from business acquired			1,727,000,000
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,598,000,000	2,207,000,000	1,733,000,000
Additions	1,161,000,000	694,000,000	553,000,000
Write-offs	(1,000,000)	(71,000,000)	(302,000,000)
Depreciation	(182,000,000)	(189,000,000)	(123,000,000)
Transfers and others	20,000,000	293,000,000	12,000,000
Property and equipment, ending	3,596,000,000	2,598,000,000	2,207,000,000
Currency translation adjustment		70,000,000
Corporate restructuring		(4,000,000)
Discontinued operation		(402,000,000)
Additions from business acquired			334,000,000
Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	635,000,000	1,242,000,000	416,000,000
Additions	307,000,000	227,000,000	232,000,000
Write-offs	(1,000,000)	(28,000,000)	(20,000,000)
Depreciation	(128,000,000)	(260,000,000)	(93,000,000)
Transfers and others	15,000,000	84,000,000	25,000,000
Property and equipment, ending	828,000,000	635,000,000	1,242,000,000
Currency translation adjustment		151,000,000	10,000,000
Corporate restructuring		(1,000,000)
Discontinued operation		(780,000,000)
Additions from business acquired			672,000,000
Equipment 1 [Member] | Lease [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	6,000,000	43,000,000	7,000,000
Additions	16,000,000	23,000,000	15,000,000
Write-offs		(1,000,000)
Depreciation	(5,000,000)	(15,000,000)	(5,000,000)
Transfers and others	(1,000,000)	3,000,000	(1,000,000)
Property and equipment, ending	16,000,000	6,000,000	43,000,000
Lease modification		(7,000,000)
Currency translation adjustment		9,000,000	2,000,000
Discontinued operation		(49,000,000)
Additions from business acquired			25,000,000
Facilities [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	269,000,000	330,000,000	221,000,000
Additions	118,000,000	58,000,000	66,000,000
Write-offs	(1,000,000)	(6,000,000)	(1,000,000)
Depreciation	(25,000,000)	(32,000,000)	(20,000,000)
Transfers and others	1,000,000	(16,000,000)	2,000,000
Property and equipment, ending	362,000,000	269,000,000	330,000,000
Currency translation adjustment		8,000,000	(2,000,000)
Discontinued operation		(73,000,000)
Additions from business acquired			64,000,000
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	340,000,000	601,000,000	226,000,000
Additions	110,000,000	78,000,000	81,000,000
Write-offs	(2,000,000)	(15,000,000)	(8,000,000)
Depreciation	(53,000,000)	(128,000,000)	(40,000,000)
Transfers and others	21,000,000	58,000,000	36,000,000
Property and equipment, ending	416,000,000	340,000,000	601,000,000
Currency translation adjustment		66,000,000	6,000,000
Discontinued operation		(320,000,000)
Additions from business acquired			300,000,000
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	78,000,000	140,000,000	39,000,000
Additions	266,000,000	344,000,000	69,000,000
Write-offs		(7,000,000)	(3,000,000)
Transfers and others	(109,000,000)	(318,000,000)	(122,000,000)
Property and equipment, ending	235,000,000	78,000,000	140,000,000
Currency translation adjustment		18,000,000	3,000,000
Discontinued operation		(99,000,000)
Additions from business acquired			154,000,000
Other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	37,000,000	42,000,000	29,000,000
Additions	6,000,000	8,000,000	4,000,000
Depreciation	(14,000,000)	(16,000,000)	(11,000,000)
Transfers and others	8,000,000	12,000,000	14,000,000
Property and equipment, ending	37,000,000	37,000,000	42,000,000
Corporate restructuring		(2,000,000)
Discontinued operation		(7,000,000)
Additions from business acquired			6,000,000
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	5,047,000,000	11,157,000,000
Additions	2,433,000,000	1,548,000,000
Write-offs	(11,000,000)	(244,000,000)
Depreciation	(417,000,000)	(746,000,000)
Transfers and others	(352,000,000)	(96,000,000)
Property and equipment, ending	R$ 6,700,000,000	5,047,000,000	11,157,000,000
Currency translation adjustment		1,558,000,000
Corporate restructuring		139,000,000
Discontinued operation		(8,269,000,000)
Additions from business acquired			6,742,000,000
[custom:PropertyPlantAndEquipment1-1]		R$ 11,157,000,000	3,595,000,000
[custom:WritedownsReversalsOfPropertyPlantAndEquipment1]			(334,000,000)
[custom:DepreciationPropertyPlantAndEquipment1]			(312,000,000)
[custom:IncreaseDecreaseThroughTransfersPropertyPlantAndEquipment1]			48,000,000
ConversionAdjustmentToReportingCurrency1			106,000,000
[custom:PropertyPlantAndEquipment1-2]			R$ 11,157,000,000